DESCRIPTION OF THE PLAN - Narrative (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025 USD ($) loan
EBP 001
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation increments to total compensation, percentage		1.00%
Pretax, minimum annual compensation to total compensation, percentage		1.00%
Pretax, maximum annual compensation to total compensation, percentage		50.00%
Vesting percentage		100.00%
Minimum borrowing, amount		$ 1
Maximum borrowing, amount		$ 50
Time period for loans used to reduce maximum borrowing amount		1 year
Maximum borrowing, to total account, percentage		50.00%
General loan, borrowing term		5 years
Primary residence, borrowing term		15 years
Basis spread on variable rate		1.00%
Maximum number of outstanding loans at a time | loan		3
EBP 001 | Plan Hire Date After 2013
EBP, Description of Plan [Line Items]
Matching percentage		75.00%
Participant compensation matched, percentage		8.00%
Employer contribution, matched eligible compensation, percentage		6.00%
EBP 001 | Plan Hire Date Before 2013
EBP, Description of Plan [Line Items]
Matching percentage		75.00%
Participant compensation matched, percentage		6.00%
Employer contribution, matched eligible compensation, percentage		4.50%
EBP 001 | Cash Balance Pension
EBP, Description of Plan [Line Items]
Matching percentage		75.00%
Participant compensation matched, percentage		8.00%
Employer contribution, matched eligible compensation, percentage		6.00%
EBP 001 | PG&E Corporation Stock Fund
EBP, Description of Plan [Line Items]
Participant contribution investment allocation, maximum percentage		20.00%
EBP 001 | Minimum
EBP, Description of Plan [Line Items]
Involuntary cash-out limit		$ 1
EBP 001 | Maximum
EBP, Description of Plan [Line Items]
Involuntary cash-out limit		$ 7
EBP 002
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation increments to total compensation, percentage		1.00%
Pretax, minimum annual compensation to total compensation, percentage		1.00%
Pretax, maximum annual compensation to total compensation, percentage		20.00%
Vesting percentage		100.00%
Minimum borrowing, amount		$ 1
Maximum borrowing, amount		$ 50
Time period for loans used to reduce maximum borrowing amount		1 year
Maximum borrowing, to total account, percentage		50.00%
General loan, borrowing term		5 years
Primary residence, borrowing term		15 years
Basis spread on variable rate		1.00%
Maximum number of outstanding loans at a time | loan		3
EBP 002 | Subsequent Event
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	50.00%
EBP 002 | Plan Hire Date After 2013
EBP, Description of Plan [Line Items]
Matching percentage		75.00%
Participant compensation matched, percentage		8.00%
Employer contribution, matched eligible compensation, percentage		6.00%
EBP 002 | Cash Balance Pension
EBP, Description of Plan [Line Items]
Matching percentage		75.00%
Participant compensation matched, percentage		8.00%
Employer contribution, matched eligible compensation, percentage		6.00%
EBP 002 | PG&E Corporation Stock Fund
EBP, Description of Plan [Line Items]
Participant contribution investment allocation, maximum percentage		20.00%
EBP 002 | Minimum
EBP, Description of Plan [Line Items]
Involuntary cash-out limit		$ 1
EBP 002 | Maximum
EBP, Description of Plan [Line Items]
Involuntary cash-out limit		$ 7